Item 1. Report to Shareholders

T. Rowe Price Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Mid-Cap Growth Portfolio
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------
As of 12/31/03

Mid-Cap Growth Portfolio                                   $             20,813

S&P MidCap 400 Index                                       $             24,472

Lipper Variable Annuity Underlying
  Mid-Cap Growth Funds Average                             $             13,671


                                                                Lipper Variable
                                                             Annuity Underlying
                       Mid-Cap Growth           S&P MidCap       Mid-Cap Growth
                            Portfolio            400 Index        Funds Average
12/96                     $    10,000          $    10,000          $    10,000
12/97                          11,880               13,225               11,336
12/98                          14,503               15,753               13,008
12/99                          17,945               18,072               20,754
12/00                          19,275               21,236               18,831
12/01                          19,097               21,108               14,327
12/02                          15,040               18,044               10,166
12/03                          20,813               24,472               13,671

Note: Performance for II class shares will vary due to the differing fee structure. See returns table below.


Average Annual Compound Total Return


Periods Ended                                              Since      Inception
12/31/03                 1 Year          5 Years       Inception           Date

Mid-Cap Growth
Portfolio                 38.39%           7.49%          11.04%       12/31/96

S&P MidCap 400 Index      35.62            9.21           13.64*

Russell Midcap
Growth Index              42.71            2.01            6.90*

Lipper Variable
Annuity Underlying
Mid-Cap Growth
Funds Average             36.14            0.78            5.76*

Mid-Cap Growth
Portfolio-Class II        38.09%           --              6.42%        4/30/02

S&P MidCap 400 Index      35.62            --              5.37**

Russell Midcap
Growth Index              42.71            --              6.65**

Lipper Variable
Annuity Underlying
Mid-Cap Growth
Funds Average             36.14            --              1.64**

*    Benchmark since-inception performance is from 12/31/96-12/31/03

**   Benchmark since-inception performance is from 4/30/02-12/31/03.

Past performance cannot guarantee future results. Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.


Dear Shareholder,
We are pleased to report that the Mid-Cap Growth Portfolio and its Class II shares generated excellent returns in 2003, as shown in the table at lower left. Our results modestly trailed the outstanding gain of the aggressive growth-oriented Russell Midcap Growth Index but exceeded the returns of the broad S&P MidCap 400 Index and the Lipper Variable Annuity Underlying Mid-Cap Growth Funds Average. (The performance of the Class II shares was somewhat lower due to their differing cost structure.)

As you know, the portfolio's objective is to seek long-term capital appreciation by investing in mid-cap stocks offering the potential for above-average earnings growth.

[Graphic Omitted]


Major Index Returns

Period Ended 12/31/03
12-Month Return

S&P 500 Stock Index                                                       29%

S&P MidCap 400 Index                                                      36%

Russell 2000 Index                                                        47%

Nasdaq Composite Index                                                    50%

The Major Index Returns chart shows how various domestic market indexes performed over the portfolio's fiscal year. As you can see, the most aggressive indices, the small-cap Russell 2000 Index and the tech-heavy Nasdaq Composite Index, produced the most outsized returns in 2003. The broad mid-cap universe, as measured by the S&P MidCap 400 Index, also delivered strong performance, ahead of the large-cap dominated S&P 500 Index.

Top 5 Sectors
--------------------------------------------------------------------------------
                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                  12/31/02             12/31/03
Information Technology                                13.9%                22.8%
Health Care                                           21.3                 18.0
Consumer Discretionary                                15.3                 15.2
Industrials and
Business Services                                     22.7                 13.8
Energy                                                 9.1                  7.9

For comparison purposes, we have restated the historical weightings to incorporate changes made to the sector and industry classification system.

The Top 5 Sectors table shows how our weightings among the portfolio's top five sectors changed over the last year. The most significant changes were a reduction in our exposure to the health care sector, partly the result of profit taking in the generic drug group. We still consider health care one of the most fundamentally attractive sectors in which to invest.

Best and Worst Contributors
--------------------------------------------------------------------------------
12 Months Ended 12/31/03

BEST CONTRIBUTORS
--------------------------------------------------------------------------------
Omnicare
Nextel Communications
Best Buy
VeriSign
Gilead Sciences

WORST CONTRIBUTORS
--------------------------------------------------------------------------------
Weight Watchers
BISYS Group**
Vertex Pharmaceuticals
Apogent Technologies**
Westwood One**

**Position eliminated

The Best and Worst Contributors table shows the five largest contributors and detractors to the portfolio's performance in 2003. The largest contributors to performance were institutional pharmacy services provider Omnicare, wireless services provider Nextel Communications, discount consumer electronics leader Best Buy, Internet security software provider VeriSign, and biotechnology company Gilead Sciences. The largest detractors were weight-loss firm Weight Watchers, financial data processor BISYS Group, biotechnology company Vertex Pharmaceuticals, laboratory supplies distributor Apogent Technologies, and radio chain Westwood One.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

January 14, 2004

Financial Highlights
T. Rowe Price Mid-Cap Growth Portfolio
Certified Annual Report

                                 For a share outstanding throughout each period
--------------------------------------------------------------------------------
Mid-Cap Growth class
                          Year
                         Ended
                      12/31/03    12/31/02    12/31/01  12/31/00      12/31/99

NET ASSET VALUE
Beginning of period  $   14.38   $   18.26   $   18.43 $   17.46     $   14.27

Investment activities
 Net investment
 income (loss)           (0.06)      (0.08)      (0.05)     --            --

 Net realized and
 unrealized gain
 (loss)                   5.58       (3.80)      (0.12)     1.29          3.37

 Total from
 investment
 activities               5.52       (3.88)      (0.17)     1.29          3.37

Distributions
  Net realized gain       --          --          --       (0.32)        (0.18)

NET ASSET VALUE
End of period       $   19.90    $   14.38  $   18.26  $   18.43     $   17.46
                         ------------------------------------------------------

Ratios/Supplemental Data

Total return^           38.39%      (21.25)%     (0.92)%    7.41%        23.73%

Ratio of  total
expenses to
average net assets      0.85%         0.85%       0.85%     0.85%         0.85%

Ratio of net
investment income
(loss) to average
net assets             (0.43)%       (0.48)%     (0.29)%    (0.01)%       0.01%

Portfolio turnover
rate                   32.6%         33.7%       41.8%      46.3%         48.1%

Net assets, end
of period
(in thousands)      $ 485,700     $ 298,288   $ 350,094  $ 311,604    $ 127,228


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions

The accompanying notes are an integral part of these financial statements.

Financial Highlights
T. Rowe Price Mid-Cap Growth Portfolio
Certified Annual Report

                                                        For a share outstanding
                                                         throughout each period
                                               --------------------------------
II Class
                                                      Year              4/30/02
                                                     Ended              Through
                                                  12/31/03             12/31/02

NET ASSET VALUE
Beginning of period                            $     14.36         $      17.87

Investment activities
  Net investment income (loss)                       (0.07)               (0.02)

  Net realized and unrealized gain (loss)             5.54                (3.49)

  Total from investment activities                    5.47                (3.51)

NET ASSET VALUE
End of period                                  $     19.83          $     14.36
                                               --------------------------------
Ratios/Supplemental Data

Total return^                                       38.09%              (19.64)%

Ratio of  total expenses
to average net assets                                 1.10%              1.10%!

Ratio of net investment income
(loss) to average net assets                         (0.64)%           (0.63)%!

Portfolio turnover rate                               32.6%              33.7%!

Net assets, end of period
(in thousands)                                 $     38,263         $     3,988

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (ss.)
T. Rowe Price Mid-Cap Growth Portfolio
Certified Annual Report
December 31, 2003

                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                       ($ 000s)

COMMON STOCKS 94.1%

CONSUMER DISCRETIONARY 15.2%

Hotels, Restaurants & Leisure 2.1%

Fairmont Hotels                                    158,000                4,288

Starbucks *                                         92,000                3,041

The Cheesecake Factory *                            86,000                3,787

                                                                         11,116


Household Durables 0.6%

Garmin                                              54,000                2,942

                                                                          2,942


Leisure Equipment & Products 1.1%

Brunswick                                          170,000                5,411

                                                                          5,411


Media 5.4%

Cablevision Systems, Class A *                     131,000                3,064

Catalina Marketing *                               164,000                3,306

Citadel Broadcasting *                             166,000                3,713

Cox Radio, Class A *                               133,000                3,356

Entercom Communications *                           31,000                1,642

Lamar Advertising, Class A *                       112,000                4,180

Rogers Communications
  Class B                                          163,000                2,689

Scholastic *                                        97,000                3,302

Scripps, Class A                                    13,000                1,224

XM Satellite Radio Holdings
  Class A *                                         71,000                1,872

                                                                         28,348


Multiline Retail 1.7%

99 Cents Only Stores *                              35,000                  953

Dollar Tree Stores *                               137,000                4,118

Family Dollar Stores                               107,000                3,839

                                                                          8,910


Specialty Retail 4.3%

Best Buy                                            87,000                4,545

O'Reilly Automotive *                              102,000                3,913

PETsMART                                           157,000                3,737

Ross Stores                                        183,000                4,837

Weight Watchers *                                   50,000                1,918

Williams-Sonoma *                                  107,000                3,720

                                                                         22,670


Total Consumer Discretionary                                             79,397


CONSUMER STAPLES 2.8%

Beverages 0.8%

Cott *                                             152,000                4,258

                                                                          4,258


Food & Staples Retailing 1.5%

Shoppers Drug Mart, 144A
  (CAD) *                                           82,000                1,902

Whole Foods Market *                                89,000                5,975

                                                                          7,877


Personal Products 0.5%

Estee Lauder, Class A                               66,000                2,591

                                                                          2,591

Total Consumer Staples                                                   14,726


ENERGY 7.9%

Energy Equipment & Services 4.3%

BJ Services *                                      172,000                6,175

Cooper Cameron *                                    81,000                3,774

Diamond Offshore Drilling                          178,000                3,651

FMC Technologies *                                 150,000                3,495

Smith International *                              127,000                5,273

                                                                         22,368


Oil & Gas 3.6%

Devon Energy                                        20,000                1,145

EOG Resources                                      117,000                5,402

Murphy Oil                                          85,000                5,551

Western Gas Resources                               58,000                2,741

XTO Energy                                         138,000                3,906

                                                                         18,745

Total Energy                                                             41,113


FINANCIALS 6.8%

Capital Markets 3.1%

Charles Schwab                                     151,000                1,788

Eaton Vance                                        101,000                3,701

Franklin Resources                                  15,000                  781

Investor's Financial Services                       51,000                1,959

Legg Mason                                          41,000                3,164

Waddell & Reed Financial
  Class A                                          214,000                5,020

                                                                         16,413


Commercial Banks 0.2%

Silicon Valley Bancshares *                         27,000                  974

Diversified Financial Services 1.0%

CapitalSource *                                     88,000                1,908

Principal Financial Group                          106,000                3,505

                                                                          5,413

Insurance 2.0%

Axis Capital Holdings                               82,000                2,401

Nationwide Financial Services
  Class A                                           60,000                1,984

Protective Life                                     88,000                2,978

Willis Group Holdings                               87,000                2,964

                                                                         10,327


Thrifts & Mortgage Finance 0.5%

Radian Group                                        56,000                2,730

                                                                          2,730

Total Financials                                                         35,857


HEALTH CARE 18.0%

Biotechnology 5.3%

Abgenix *                                           76,000                  947

Alkermes *                                          95,000                1,283

Amylin Pharmaceuticals *                            62,000                1,378

Biogen Idec *                                       61,500                2,262

Cephalon *                                          71,000                3,437

Gilead Sciences *                                   86,000                5,000

Human Genome Sciences *                             97,000                1,285

Imclone Systems *                                   43,000                1,705

MedImmune *                                        178,000                4,521

Millennium Pharmaceuticals *                        76,000                1,419

Neurocrine Biosciences *                            41,000                2,236

Protein Design Labs *                               70,000                1,253

Vertex Pharmaceuticals *                           107,000                1,095

                                                                         27,821


Health Care Equipment & Supplies 1.1%

Edwards Lifesciences *                              63,000                1,895

Invitrogen *                                        20,000                1,400

Waters Corporation *                                71,000                2,354

                                                                          5,649


Health Care Providers & Services 8.9%

AmerisourceBergen                                   85,200                4,784

Anthem *                                            73,000                5,475

Davita *                                            73,000                2,847

Health Management Associates
  Class A                                          213,000                5,112

Laboratory Corporation of
  America *                                        137,000                5,062

Manor Care                                         183,000                6,326

Omnicare                                           255,000               10,299

Universal Health Services
  Class B                                           66,000                3,546

WebMD *                                             49,000                  441

WellChoice *                                        26,000                  897

WellPoint Health Networks *                         20,000                1,940

                                                                         46,729


Pharmaceuticals 2.7%

Andrx *                                            111,000                2,668

Barr Laboratories *                                 43,000                3,309

IVAX *                                             194,000                4,633

Teva Pharmaceutical ADR                             61,000                3,459

                                                                         14,069

Total Health Care                                                        94,268


INDUSTRIALS & BUSINESS SERVICES 13.8%


Aerospace & Defense 2.7%

Alliant Techsystems *                              101,000                5,834

L-3 Communications Holdings *                       42,000                2,157

Rockwell Collins                                   209,000                6,276

                                                                         14,267


Air Freight & Logistics 0.5%

Expeditors International
  of Washington                                     66,000                2,486

                                                                          2,486

Airlines 0.4%

JetBlue Airways *                                   77,000                2,042

                                                                          2,042

Building Products 1.0%

American Standard *                                 52,000                5,236

                                                                          5,236

Commercial Services & Supplies 5.3%

Apollo Group, Class A *                             31,000                2,108

ChoicePoint *                                      187,000                7,123

Education Management *                             101,000                3,135

Manpower                                           127,000                5,979

Robert Half International *                        209,000                4,878

Viad                                               189,000                4,725

                                                                         27,948


Industrial Conglomerates 1.1%

Roper Industries                                   114,000                5,616

                                                                          5,616

Machinery 2.6%

Danaher                                             51,000                4,679

ITT Industries                                      66,000                4,898

Oshkosh Truck                                       81,000                4,133

                                                                         13,710

Trading Companies & Distributors 0.2%

Fastenal                                            20,000                  999

                                                                            999

Total Industrials & Business Services                                    72,304


INFORMATION TECHNOLOGY 22.8%


Communications Equipment 1.8%

3Com *                                              86,300                  705

Advanced Fibre
  Communications *                                  38,000                  766

Harris                                             141,000                5,351

QLogic *                                            35,000                1,806

Research In Motion *                                13,000                  869

                                                                          9,497

Computer & Peripherals 1.5%

Diebold                                             66,000                3,556

Lexmark International, Class A *                    38,000                2,988

Seagate Technology                                  88,000                1,663

                                                                          8,207

Electronic Equipment & Instruments 1.4%

CDW                                                 66,000                3,812

Jabil Circuit *                                     91,000                2,575

Molex, Class A                                      35,000                1,028

                                                                          7,415

Internet Software & Services 1.8%

InterActiveCorp *                                   48,000                1,628

Monster Worldwide *                                126,000                2,767

VeriSign *                                         306,000                4,988

                                                                          9,383

IT Services 7.2%

Affiliated Computer Services
  Class A *                                         61,000                3,322

BearingPoint *                                     301,000                3,037

Ceridian *                                         220,000                4,607

Certegy                                            158,000                5,182

DST Systems *                                      153,000                6,389

Fiserv *                                           107,000                4,228

Hewitt Associates, Class A *                       135,600                4,054

Iron Mountain *                                    112,000                4,429

SunGard Data Systems *                              87,000                2,411

                                                                         37,659

Semiconductor & Semiconductor Equipment 4.2%

AMIS Holdings *                                    133,000                2,431

ASML Holding ADS *                                 138,000                2,767

Integrated Circuit Systems *                        40,900                1,165

Intersil Holding, Class A                          178,000                4,423

Microchip Technology                               162,000                5,404

Novellus Systems *                                  76,000                3,196

Semtech *                                          116,000                2,637

                                                                         22,023

Software 4.9%

Adobe Systems                                       95,000                3,733

Cadence Design Systems *                           219,000                3,938

Intuit *                                            76,000                4,021

Macromedia *                                       151,000                2,694

Mercury Interactive *                               61,000                2,967

Network Associates *                               329,000                4,948

Red Hat *                                           76,000                1,427

Siebel Systems *                                   128,000                1,775

                                                                         25,503

Total Information Technology                                            119,687


MATERIALS 3.7%

Chemicals 1.1%

Potash Corp./Saskatchewan                           67,000                5,794

                                                                          5,794


Metals & Mining 2.6%

International Steel Group *                         64,000                2,493

Newmont Mining                                     102,000                4,958

Nucor                                              111,000                6,216

                                                                         13,667

Total Materials                                                          19,461

TELECOMMUNICATION SERVICES 3.1%

Diversified Telecommunication Services 0.4%

NTL *                                               28,000                1,953

                                                                          1,953


Wireless Telecommunication Services 2.7%

Crown Castle International *                       248,000                2,735

Nextel Communications
  Class A *                                        198,000                5,556

Nextel Partners, Class A *                         153,000                2,058

Triton PCS Holdings, Class A *                      98,000                  547

Western Wireless, Class A *                        192,000                3,525

                                                                         14,421

Total Telecommunication Services                                         16,374

Total Common Stocks (Cost $373,749)                                     493,187


SHORT-TERM INVESTMENTS 7.6%

Money Market Fund  7.6%

T. Rowe Price Government Reserve Investment
  Fund, 0.94% #                                 39,502,163               39,502

Total Short-Term Investments
(Cost $39,502)                                                           39,502

Total Investments in Securities

101.7% of Net Assets (Cost $413,251)                             $      532,689
                                                                 --------------

#    Seven-day yield

*    Non-income producing

(ss.) Denominated in U.S. dollars unless otherwise noted

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $951,120 and represents 0.2% of net assets.

ADR  American Depository Receipts

ADS  American Depository Shares

CAD  Canadian dollar

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Mid-Cap Growth Portfolio
Certified Annual Report
December 31, 2003
($ 000s)

Assets

Investments in securities,
at value (cost $413,251)                                        $       532,689

Other assets                                                              2,081

Total assets                                                            534,770

Liabilities

Total liabilities                                                        10,807

NET ASSETS                                                      $       523,963
                                                                ---------------

Net Assets Consist of:

Undistributed net realized gain (loss)                          $       (39,807)

Net unrealized gain (loss)                                              119,438

Paid-in-capital applicable
to 26,340,285 shares of
$0.0001 par value capital
stock outstanding; 1,000,000,000
shares of the Corporation authorized                                    444,332

NET ASSETS                                                      $       523,963
                                                                ---------------
NET ASSET VALUE PER SHARE

Mid-Cap Growth class

($485,700,007/24,410,482 shares outstanding)                    $         19.90

II Class

($38,262,958/1,929,803 shares outstanding)                      $         19.83


The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Mid-Cap Growth Portfolio
Certified Annual Report
($ 000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/03
Investment Income (Loss)

Dividend income                                                 $         1,632

Expenses

  Investment management and administrative expense                        3,261

  Distribution - II Class                                                    34

  Total Expenses                                                          3,295

Net investment income (loss)                                             (1,663)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             12,442

  Foreign currency transactions                                              (2)

  Net realized gain (loss)                                               12,440

Change in net unrealized gain (loss) on securities                      115,941

Net realized and unrealized gain (loss)                                 128,381

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                        $         126,718
                                                              -----------------


The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Mid-Cap Growth Portfolio
Certified Annual Report
($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)            $         (1,663)    $         (1,562)

  Net realized gain (loss)                          12,440              (22,725)

  Change in net unrealized
  gain (loss)                                      115,941              (56,143)

  Increase (decrease) in net
  assets from operations                           126,718              (80,430)

Capital share transactions *

  Shares sold

    Mid-Cap Growth class                            94,034               77,226

    II Class                                        34,384                5,274

  Shares redeemed

    Mid-Cap Growth class                           (28,605)             (48,621)

    II Class                                        (4,844)              (1,267)

  Increase (decrease) in net assets
  from capital share transactions                   94,969               32,612

Net Assets

Increase (decrease) during period                  221,687              (47,818)

Beginning of period                                302,276              350,094

End of period                            $         523,963    $         302,276
                                         --------------------------------------

*Share information

  Shares sold

    Mid-Cap Growth class                             5,530                4,696

    II Class                                         1,926                  365

  Shares redeemed

    Mid-Cap Growth class                            (1,866)              (3,123)

    II Class                                          (274)                 (87)

  Increase (decrease) in shares outstanding          5,316                1,851


The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Mid-Cap Growth Portfolio
Certified Annual Report
December 31, 2003

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Portfolio (the fund) is a diversified, open-end management investment company and is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund has two classes of shares: Mid-Cap Growth Portfolio (Mid-Cap Growth class), offered since December 31, 1996, and Mid-Cap Growth Portfolio-II (II Class), offered since April 30, 2002. Mid-Cap Growth-II shares are sold through financial interme-diaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
Mid-Cap Growth-II pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Management and administrative fee expenses, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $195,233,000 and $119,351,000, respectively, for the year ended December 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the year ended December 31, 2003. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                   $         130,689,000

Unrealized depreciation                                             (11,253,000)

Net unrealized appreciation (depreciation)                          119,436,000

Capital loss carryforwards                                          (39,805,000)

Paid-in capital                                                     444,332,000

Net assets                                                $         523,963,000
                                                          ---------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $7,612,000 of capital loss carryforwards. As of December 31, 2003, the fund had $15,424,000 of capital loss carryforwards that expire in 2009, and $24,381,000 that expire in 2010.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net investment income                         $         1,663,000

Paid-in capital                                                      (1,663,000)

At December 31, 2003, the cost of investments for federal income tax purposes was $413,253,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.85% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2003, $375,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $223,000.

T. Rowe Price Mid-Cap Growth Portfolio
Certified Annual Report

Report of Independent Auditors

To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Mid-Cap Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Mid-Cap Growth Portfolio (one of the portfolios comprising T. Rowe Price Equity Series, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodians, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Mid-Cap Growth Portfolio
Certified Annual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Mid-Cap Growth Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Mid-Cap Growth Portfolio
Certified Annual Report

About the Portfolio's Directors and Officers
--------------------------------------------------------------------------------

Your portfolio is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the portfolio's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the portfolio's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the portfolio directors and is available without charge by calling a
T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------
Anthony W. Deering
(1/28/45)
2001
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

--------------------------------------------------------------------------------

Donald W. Dick, Jr.
(1/27/43)
1994
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

--------------------------------------------------------------------------------

David K. Fagin
(4/9/38)
1994
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

--------------------------------------------------------------------------------

Karen N. Horn
(9/21/43)
2003
Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

--------------------------------------------------------------------------------

F. Pierce Linaweaver
(8/22/34)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

--------------------------------------------------------------------------------

John G. Schreiber
(10/21/46)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

--------------------------------------------------------------------------------

Hubert D. Vos**
(8/2/33)
1994
Owner/President, Stonington Capital Corp., a private investment company

--------------------------------------------------------------------------------

Paul M. Wythes**
(6/23/33)
1994
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

--------------------------------------------------------------------------------

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

** Retired from Board of Directors effective December 31, 2003.

T. Rowe Price Mid-Cap Growth Portfolio
Certified Annual Report

--------------------------------------------------------------------------------

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

--------------------------------------------------------------------------------

John H. Laporte, CFA
(7/26/45)
1994
[15]
Director and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price

--------------------------------------------------------------------------------

James S. Riepe
(6/25/43)
1994
[107]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Equity Series

--------------------------------------------------------------------------------

M. David Testa, CFA, CIC
(4/22/44)
1994
[107]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and
T. Rowe Price Global Investment Services Limited; Director and Vice President,
T. Rowe Price Trust Company; President, Equity Series

--------------------------------------------------------------------------------

* Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Position(s) Held With Portfolio

Principal Occupation(s)

--------------------------------------------------------------------------------

E. Frederick Bair, CFA, CPA (12/11/69)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Trust Company

--------------------------------------------------------------------------------

Brian W.H. Berghuis, CFA (10/12/58)
Executive Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Stephen W. Boesel (12/28/44)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

--------------------------------------------------------------------------------

Stephen V. Booth (6/21/61)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

--------------------------------------------------------------------------------

Joseph A. Carrier (12/30/60)
Treasurer, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

--------------------------------------------------------------------------------

Arthur B. Cecil III, CFA (9/15/42)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Anna M. Dopkin, CFA (9/5/67)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Roger L. Fiery III, CPA (2/10/59)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

--------------------------------------------------------------------------------

Robert N. Gensler (10/18/57)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

--------------------------------------------------------------------------------

Name (Date of Birth)
Position(s) Held With Portfolio

Principal Occupation(s)

--------------------------------------------------------------------------------

Eric M. Gerster, CFA (3/23/71)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Henry H. Hopkins (12/23/42)
Vice President, Equity Series
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

--------------------------------------------------------------------------------

Kris H. Jenner, MD, D. Phil. (2/5/62)
Executive Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

John D. Linehan, CFA (1/21/65)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

--------------------------------------------------------------------------------

Patricia B. Lippert (1/12/53)
Secretary, Equity Series
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

--------------------------------------------------------------------------------

Joseph Milano, CFA (9/14/72)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Larry J. Puglia, CFA (8/25/60)
Executive Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Brian C. Rogers, CFA, CIC (6/27/55)
Executive Vice President, Equity Series
Director and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price and T. Rowe Price Trust Company

--------------------------------------------------------------------------------

Robert W. Smith (4/11/61)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

--------------------------------------------------------------------------------

Michael F. Sola, CFA (7/21/69)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

William J. Stromberg, CFA (3/10/60)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

John F. Wakeman (11/25/62)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Julie L. Waples (5/12/70)
Vice President, Equity Series
Vice President, T. Rowe Price

--------------------------------------------------------------------------------

Richard T. Whitney, CFA (5/7/58)
Executive Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.

--------------------------------------------------------------------------------

R. Candler Young (9/28/71)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Investment Banking Summer Associate, Goldman Sachs & Company (to 1999)

--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $11,685                $8,880
     Audit-Related Fees                         650                    --
     Tax Fees                                 3,035                 2,150
     All Other Fees                             124                   139

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004